     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448
__________________________________________

UBS Master Series, Inc.

_______________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
_______________________________________________________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – May 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—25.93%

Federal Home Loan Bank
0.340%, due 06/02/09[1]	700,000	699,993
0.534%, due 06/13/09[2]	500,000	500,000
0.450%, due 07/15/09[1]	500,000	499,725
0.420%, due 10/02/09[1]	432,000	431,380
Federal Home Loan Mortgage Corp.*
0.640%, due 06/01/09[2]	500,000	500,000
0.220%, due 08/10/09[1]	554,000	553,763
0.230%, due 09/25/09[1]	1,000,000	999,259
0.350%, due 10/13/09[1]	500,000	499,349
4.125%, due 11/30/09	250,000	252,275
0.550%, due 01/06/10[1]	500,000	498,327
Federal National Mortgage Association*
1.250%, due 06/25/09[1]	500,000	499,583
0.430%, due 07/01/09[1]	500,000	499,821
3.000%, due 09/23/09[1]	250,000	247,625
0.410%, due 10/07/09[1]	1,000,000	998,542
US Cash Management Bills
0.443%, due 04/01/10[1]	500,000	498,132
US Treasury Bills
0.235%, due 06/18/09[1]	500,000	499,944
1.640%, due 07/02/09[1,3]	500,000	499,294
0.173%, due 07/16/09[1]	1,000,000	999,784
1.050%, due 07/30/09[1]	500,000	499,140
0.385%, due 09/24/09[1]	500,000	499,385

Total US government and agency obligations (cost—$11,175,321)		11,175,321

Bank note—2.32%

Banking-US—2.32%
Bank of America N.A.
0.500%, due 06/08/09[4] (cost—$1,000,000)	1,000,000	1,000,000

Certificates of deposit—3.48%

Banking-non-US—3.48%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.290%, due 06/26/09	1,000,000	1,000,000
Rabobank Nederland NV
0.700%, due 07/02/09	500,000	500,000

Total certificates of deposit (cost—$1,500,000)		1,500,000

Commercial paper[1]—39.65%

Asset backed-banking—2.32%
Atlantis One Funding
0.520%, due 06/17/09	500,000	499,885
0.530%, due 07/01/09	500,000	499,779

		999,664

Asset backed-miscellaneous—19.24%
Atlantic Asset Securitization LLC
0.300%, due 07/07/09	1,000,000	999,700
Chariot Funding LLC
0.250%, due 06/19/09	1,000,000	999,875
Enterprise Funding Co. LLC
0.300%, due 06/05/09	547,000	546,982
Fairway Finance Co. LLC
0.500%, due 07/06/09	1,000,000	999,514
Kitty Hawk Funding Corp.
0.350%, due 08/14/09	998,000	997,282
Ranger Funding Co. LLC
0.340%, due 06/18/09	1,000,000	999,839
Regency Markets No. 1 LLC
0.380%, due 06/09/09	1,000,000	999,916
Thames Asset Global Securitization No. 1
0.250%, due 06/15/09	750,000	749,927
Thunderbay Funding
0.500%, due 07/01/09	1,000,000	999,583

		8,292,618

UBS Money Market Fund
Schedule of investments – May 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-non-US—2.32%
Svenska Handelsbanken
0.540%, due 08/05/09	1,000,000	999,025

Banking-US—12.29%
Calyon N.A., Inc.
0.300%, due 06/30/09	500,000	499,879
1.020%, due 07/29/09	500,000	499,178
CBA (Delaware) Finance, Inc.
0.280%, due 07/23/09	1,000,000	999,596
Danske Corp.
0.310%, due 07/17/09	500,000	499,802
ING (US) Funding LLC
0.600%, due 06/03/09	250,000	249,992
0.630%, due 08/04/09	572,000	571,359
San Paolo IMI US Financial Co.
0.350%, due 07/15/09	475,000	474,797
Societe Generale N.A., Inc.
0.330%, due 06/11/09	1,000,000	999,908
UniCredito Delaware, Inc.
0.520%, due 06/19/09	500,000	499,870

		5,294,381

Diversified manufacturing—0.58%
General Electric Co.
0.500%, due 06/26/09	250,000	249,913

Energy-integrated—2.32%
Chevron Funding Corp.
0.250%, due 06/03/09	1,000,000	999,986

Finance-noncaptive diversified—0.58%
General Electric Capital Corp.
2.400%, due 06/03/09	250,000	249,967

Total commercial paper (cost—$17,085,554)		17,085,554

Repurchase agreements—29.08%

Repurchase agreement dated 05/29/09 with Barclays Bank PLC, 0.170% due 06/01/09, collateralized by $10,183,000 Federal Home Loan Mortgage Corp. obligations, 1.039% due 07/14/10; (value—$10,200,209); proceeds: $10,000,142	10,000,000	10,000,000
Repurchase agreement dated 05/29/09 with Deutsche Bank Securities, Inc., 0.170% due 06/01/09, collateralized by $2,353,000 Federal National Mortgage Association obligations, 6.625% due 11/15/10; (value—$2,550,243); proceeds: $2,500,035	2,500,000	2,500,000
Repurchase agreement dated 05/29/09 with State Street Bank & Trust Co., 0.010% due 06/01/09, collateralized by $16,849 Federal Home Loan Mortgage Corp. obligations, 1.268% to 2.875% due 04/30/10 to 04/01/11, $12,609 Federal National Mortgage Association obligations, 3.250% to 3.625% due 08/12/10 to 08/15/11 and $306 US Treasury Bills, zero coupon due 07/02/09 to 08/13/09; (value—$30,602); proceeds: $30,000	30,000	30,000

Total repurchase agreements (cost—$12,530,000)		12,530,000

	Number of shares

Investments of cash collateral from securities loaned—0.54%

Money market fund[5]—0.54%

UBS Private Money Market Fund LLC[6]
0.400%, (cost—$233,580)	233,580	233,580

Total investments (cost—$43,524,455 which approximates cost for federal income tax purposes)[7,8]—101.00%		43,524,455

Liabilities in excess of other assets—(1.00)%		(429,034)

Net assets (applicable to 30,684,068; 687,209 and 11,719,239 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		43,095,421

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.

1	Interest rates shown are the discount rates at date of purchase.

2	Floating rate security. The interest rate shown is the current rate as of May 31, 2009.

3	Security, or portion thereof, was on loan at May 31, 2009.

4	Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

5	Rate shown reflects yield at May 31, 2009.

UBS Money Market Fund
Schedule of investments – May 31, 2009 (unaudited)

6	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended May 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC

		Purchases	Sales		Net income
		during the	during the		earned from
		three months	three months		affiliate for the
	Value at	ended	ended	Value at	three months ended
Security description	02/28/09 ($)	05/31/09 ($)	05/31/09 ($)	05/31/09 ($)	05/31/09 ($)

UBS Private Money Market Fund LLC	—	233,580	—	233,580	4

7	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

8	Includes $228,982 of investments in securities on loan, at value.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	94.3

Japan	2.3

Sweden	2.3

Netherlands	1.1

Total	100.0

Weighted average maturity—38 days

On March 1, 2009, the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	Inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Investments, at value	—	43,524,455	—	43,524,455

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2009.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2009